Assets Held for Sale (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of assets held for sale		$ 23,931	$ 0	$ 0
Accumulated other comprehensive losses included in disposal group	$ (39,067)	(39,067)	$ (58,987)
Hirschmann Jv [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sales price	39,000	39,000
Impairment of assets held for sale	23,931
Accumulated other comprehensive losses included in disposal group	$ 15,700	$ 15,700